Alger Global Equity Fund

100 Pearl Street, 27th Floor

New York, New York 10004

March 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alger Global Equity Fund

(File Nos. 333-103283 and 811-21308)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of Alger Global Equity Fund (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 49 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 26, 2025.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8806 or email mpillinger@alger.com.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger